Significant Accounting Judgements, Estimates and Assumptions	12 Months Ended
Dec. 31, 2024
Significant Accounting Judgements, Estimates and Assumptions [Abstract]
Significant Accounting Judgements, Estimates and Assumptions
4	Significant Accounting Judgements, Estimates and Assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of expenses, assets and liabilities, and the disclosure of contingent liabilities, at the reporting date.

However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability affected in the future.

Useful Life and Depreciation of Property, Plant and Equipment

The Group’s management determines the estimated useful lives of its property, plant and equipment for calculating depreciation. This estimate is determined after considering the expected usage of the asset or physical wear and tear and the impact of expected residual value. Management reviews the useful lives annually and the future depreciation charge would be adjusted where management believes that the useful lives differ from previous estimates. The depreciation period of the right-of-use asset has been determined to be over the lease term on the basis that the land is expected to be used for the whole period of the lease considering the existing assets and future expansion on the land.

Asset Retirement Obligation

As part of the land lease agreement between Fujairah Municipality (Fujairah Oil Industry Zone) and the Group, the Group has a legal obligation to remove the plant at the end of its lease term. The Group initially records a provision for asset retirement obligations at the best estimate of the present value of the expenditure required to settle the obligation at the time a legal (or constructive) obligation is incurred, if the liability can be reliably estimated. When the provision is initially recorded, the carrying amount of the related asset is increased by the amount of the liability. Provisions are adjusted at each balance sheet date to reflect the current best estimate. The unwinding of the discount is recognised as finance cost. The Group’s operating assets generally consist of storage tanks and related facilities. These assets can be used for an extended period of time as long as they are properly maintained and / or upgraded. It is the Group’s current intent to maintain its assets and continue making improvements to those assets based on technological advances.

The calculation of provision related to asset retirement obligation is most sensitive to following judgements and assumptions:

●	Discount rate of 3% based on inflation-adjusted long-term risk-free rate; and

●	Inflation rate of 0.8% used to extrapolate cash flows.

Set out below is the movement in the asset retirement obligation:

As at 1 January	2,124,299	2,056,259
Asset retirement obligation – accretion expense	70,291	68,040
As at 31 December	2,194,590	2,124,299

As of December 31, 2024, there was no significant construction in Phase III land, which may create material restoration obligation costs in future. Management believes the amount of provision related to site restoration provision was not material.

Recoverability of Long-Term Assets

The Group assesses assets or cash generating unit (“CGU”) for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Where an indicator of impairment exists, a formal estimate of the recoverable amount is made, which is considered to be the higher of the fair value less costs to sell and value in use. These assessments require the use of estimates and assumptions that are subject to risk and uncertainty. Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset / CGU is considered to be impaired and is written down to its recoverable amount. In assessing recoverable amount the estimated future cash flows are adjusted for the risks specific to the asset group and are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less costs to sell is identified as the price that would be received to sell the asset in an orderly transaction between market participants and does not reflect the effects of factors that may be specific to the entity and not applicable to entities in general.

For the purpose of impairment testing assets are grouped at the lowest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Phase 1 & 2 assets are technologically connected with single processing plant and the Group considers them as one CGU.

No indications of impairment were identified.

Classification of Warrants

In connection with the completion of the business combination on December 20, 2019, as described in Note 1 and Note 19 the Group issued warrants. The warrants agreement requires the Group to issue a fixed number of shares for a fixed amount of cash, however it contains a clause that allows for cashless exercise (in the event that no effective registration is maintained), which may lead to the issuance of a variable number of shares. Management assessed that the maintenance of an effective registration statement is a matter not wholly within the control of the Group and as such classified the warrants as a financial liability at fair value through profit or loss. The derivative warrant liabilities reached their expiration in December 2024 and are no longer outstanding.

Derivative Financial Instruments

The fair value of call options is based on valuation models requiring judgement over key inputs, including risk free rate, risk premium, and expected life. Where market data is limited, management applies estimates, which may affect the reported fair value.